Accrued liabilities and other liabilities - Schedule of Accrued liabilities and Other liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Payables related to professional service fee	¥ 6,753		¥ 3,700
Government grant	5,450		6,070
Accrual for exchange golden coins and membership credits	5,156		2,434
Refund from depository bank - current	945		1,011
Payables to employees related to net proceeds from share options exercised (Note 6)	491		1,716
Others	587		513
Total	19,382	$ 2,970	15,444
Payables related to copyright	6,622		8,707
Government grant	2,380		1,000
Refund from depository bank - non-current	1,612		2,734
Total	¥ 10,614		¥ 12,441